UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GNMA TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2010


[LOGO OF USAA]
   USAA(R)











PORTFOLIO OF INVESTMENTS
1ST QUARTER

USAA GNMA TRUST(R)
AUGUST 31, 2010

















                                                                      (Form N-Q)

48052-1010                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GNMA TRUST
August 31, 2010 (unaudited)

PRINCIPAL                                                                          MARKET
AMOUNT                                                    COUPON                    VALUE
(000)        SECURITY                                       RATE     MATURITY       (000)
-----------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (96.5%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (90.3%)

  $ 3,952    Government National Mortgage Assn. I(b)       4.00%     8/15/2040   $  4,127
    5,202    Government National Mortgage Assn. I          4.50      5/15/2024      5,562
    5,773    Government National Mortgage Assn. I          4.50      9/15/2024      6,172
    8,056    Government National Mortgage Assn. I          4.50      9/15/2024      8,612
    6,243    Government National Mortgage Assn. I          4.50     10/15/2024      6,674
    6,137    Government National Mortgage Assn. I          4.50     10/15/2024      6,561
   19,317    Government National Mortgage Assn. I          4.50      9/15/2039     20,548
    9,780    Government National Mortgage Assn. I          4.50     11/15/2039     10,403
   14,700    Government National Mortgage Assn. I          4.50     12/15/2039     15,636
   49,193    Government National Mortgage Assn. I          4.50      2/15/2040     52,327
   14,636    Government National Mortgage Assn. I          4.50      3/15/2040     15,568
   23,303    Government National Mortgage Assn. I          4.50      6/15/2040     24,787
    6,087    Government National Mortgage Assn. I          5.00      2/15/2039      6,553
    2,610    Government National Mortgage Assn. I          5.50     12/15/2018      2,827
   14,750    Government National Mortgage Assn. I          5.50     10/15/2033     16,068
    5,699    Government National Mortgage Assn. I          5.50     12/15/2033      6,208
    2,950    Government National Mortgage Assn. I          5.50      7/15/2034      3,212
   11,027    Government National Mortgage Assn. I          5.50     10/15/2035     11,991
    6,589    Government National Mortgage Assn. I          5.50      3/15/2038      7,144
    8,622    Government National Mortgage Assn. I          5.50      4/15/2038      9,350
   19,292    Government National Mortgage Assn. I          5.50      6/15/2039     20,919
    2,246    Government National Mortgage Assn. I          6.00     12/15/2016      2,419
    2,558    Government National Mortgage Assn. I          6.00      8/15/2022      2,766
    1,560    Government National Mortgage Assn. I          6.00      4/15/2028      1,711
      530    Government National Mortgage Assn. I          6.00     11/15/2028        583
    1,285    Government National Mortgage Assn. I          6.00      2/15/2029      1,415
      919    Government National Mortgage Assn. I          6.00      7/15/2029      1,011
    1,216    Government National Mortgage Assn. I          6.00      5/15/2032      1,338
    4,128    Government National Mortgage Assn. I          6.00      1/15/2033      4,543
    1,197    Government National Mortgage Assn. I          6.00      2/15/2033      1,317
    1,281    Government National Mortgage Assn. I          6.00      7/15/2033      1,410
      832    Government National Mortgage Assn. I          6.00      9/15/2033        916
    3,435    Government National Mortgage Assn. I          6.00      3/15/2037      3,747
    5,441    Government National Mortgage Assn. I          6.00      9/15/2037      5,934
    7,860    Government National Mortgage Assn. I          6.00      5/15/2038      8,570
    3,729    Government National Mortgage Assn. I          6.00      5/15/2038      4,067
    3,062    Government National Mortgage Assn. I          6.00      9/15/2038      3,339
    5,941    Government National Mortgage Assn. I          6.00     10/15/2038      6,478
    5,255    Government National Mortgage Assn. I          6.00     12/15/2038      5,729
      359    Government National Mortgage Assn. I          6.50      5/15/2028        404
      352    Government National Mortgage Assn. I          6.50      5/15/2028        396
      366    Government National Mortgage Assn. I          6.50      7/15/2028        411
      285    Government National Mortgage Assn. I          6.50      9/15/2028        320
    1,050    Government National Mortgage Assn. I          6.50     11/15/2028      1,181
       40    Government National Mortgage Assn. I          6.50      1/15/2029         44
       48    Government National Mortgage Assn. I          6.50      1/15/2029         54
      922    Government National Mortgage Assn. I          6.50      3/15/2031      1,034
      994    Government National Mortgage Assn. I          6.50     10/15/2031      1,114
      684    Government National Mortgage Assn. I          6.50      1/15/2032        763
      296    Government National Mortgage Assn. I          6.50      3/15/2032        330

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1  | USAA GNMA Trust

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
PRINCIPAL                                                                          MARKET
AMOUNT                                                    COUPON                    VALUE
(000)        SECURITY                                       RATE     MATURITY       (000)
-----------------------------------------------------------------------------------------
  $   993    Government National Mortgage Assn. I          6.50%     8/15/2032   $  1,108
    4,196    Government National Mortgage Assn. I          6.50      9/15/2032      4,701
       71    Government National Mortgage Assn. I          6.75      5/15/2028         81
      143    Government National Mortgage Assn. I          6.75      5/15/2028        163
       75    Government National Mortgage Assn. I          7.00      4/15/2027         86
      649    Government National Mortgage Assn. I          7.00      5/15/2027        740
       60    Government National Mortgage Assn. I          7.00      6/15/2028         69
       33    Government National Mortgage Assn. I          7.00      7/15/2028         38
      184    Government National Mortgage Assn. I          7.00      8/15/2028        211
      105    Government National Mortgage Assn. I          7.00      8/15/2028        120
      198    Government National Mortgage Assn. I          7.00      9/15/2028        226
      997    Government National Mortgage Assn. I          7.00      5/15/2029      1,141
    1,014    Government National Mortgage Assn. I          7.00      6/15/2029      1,160
      524    Government National Mortgage Assn. I          7.00      8/15/2031        600
      269    Government National Mortgage Assn. I          7.00      9/15/2031        308
      355    Government National Mortgage Assn. I          7.00     10/15/2031        407
      143    Government National Mortgage Assn. I          7.00      6/15/2032        165
      577    Government National Mortgage Assn. I          7.00      7/15/2032        662
      263    Government National Mortgage Assn. I          7.50      2/15/2028        301
       54    Government National Mortgage Assn. I          7.50      3/15/2029         62
      112    Government National Mortgage Assn. I          7.50      4/15/2029        128
       72    Government National Mortgage Assn. I          7.50      7/15/2029         83
      354    Government National Mortgage Assn. I          7.50     10/15/2029        407
      157    Government National Mortgage Assn. I          7.50     10/15/2029        180
       57    Government National Mortgage Assn. I          7.50     12/15/2030         66
       64    Government National Mortgage Assn. I          7.50      1/15/2031         73
      103    Government National Mortgage Assn. I          7.50     11/15/2031        119
       14    Government National Mortgage Assn. I          8.00      1/15/2022         17
      151    Government National Mortgage Assn. I          8.00      6/15/2023        175
      274    Government National Mortgage Assn. I          8.00      5/15/2027        319
      160    Government National Mortgage Assn. I          8.00      7/15/2030        188
       85    Government National Mortgage Assn. I          8.00      9/15/2030        100
       32    Government National Mortgage Assn. I          8.50      6/15/2021         37
       10    Government National Mortgage Assn. I          8.50      7/15/2022         12
      106    Government National Mortgage Assn. I          9.00      7/15/2021        122
   12,951    Government National Mortgage Assn. II         4.50      4/20/2024     13,794
    6,919    Government National Mortgage Assn. II         5.00      5/20/2033      7,497
    7,958    Government National Mortgage Assn. II         5.00      7/20/2033      8,623
    5,423    Government National Mortgage Assn. II         5.00      6/20/2034      5,869
   15,760    Government National Mortgage Assn. II         5.00      9/20/2035     17,038
    7,011    Government National Mortgage Assn. II         5.00      2/20/2037      7,555
    1,661    Government National Mortgage Assn. II         5.50      4/20/2033      1,808
    5,871    Government National Mortgage Assn. II         5.50      3/20/2034      6,384
   22,214    Government National Mortgage Assn. II(c)      5.50      2/20/2035     24,136
   19,249    Government National Mortgage Assn. II(c)      5.50      4/20/2035     20,915
   10,855    Government National Mortgage Assn. II         5.50      7/20/2035     11,795
    7,645    Government National Mortgage Assn. II         5.50      1/20/2037      8,282
      819    Government National Mortgage Assn. II         6.00      3/20/2031        902
    2,038    Government National Mortgage Assn. II         6.00      8/20/2032      2,245
    1,657    Government National Mortgage Assn. II         6.00      9/20/2032      1,825
    1,728    Government National Mortgage Assn. II         6.00     10/20/2033      1,903
    1,479    Government National Mortgage Assn. II         6.00     12/20/2033      1,626
    5,264    Government National Mortgage Assn. II         6.00      2/20/2034      5,781
    4,873    Government National Mortgage Assn. II         6.00      3/20/2034      5,352
    4,128    Government National Mortgage Assn. II         6.00      9/20/2034      4,533
    9,929    Government National Mortgage Assn. II         6.00     10/20/2034     10,904
    2,213    Government National Mortgage Assn. II         6.00     11/20/2034      2,427
    5,526    Government National Mortgage Assn. II         6.00      5/20/2036      6,039
      322    Government National Mortgage Assn. II         6.50      5/20/2031        360
      259    Government National Mortgage Assn. II         6.50      7/20/2031        291
      738    Government National Mortgage Assn. II         6.50      8/20/2031        827
    1,116    Government National Mortgage Assn. II         6.50      4/20/2032      1,247
    1,062    Government National Mortgage Assn. II         6.50      6/20/2032      1,185
    3,687    Government National Mortgage Assn. II         6.50      8/20/2034      4,095
      908    Government National Mortgage Assn. II         7.00      9/20/2030      1,030

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                          MARKET
AMOUNT                                                    COUPON                    VALUE
(000)        SECURITY                                       RATE     MATURITY       (000)
-----------------------------------------------------------------------------------------
  $   135    Government National Mortgage Assn. II         7.50%     4/20/2031   $    155
       44    Government National Mortgage Assn. II         8.00     12/20/2022         51
      926    Government National Mortgage Assn. II         8.00      8/20/2030      1,081
    8,481    Fannie Mae (+)                                5.00     12/01/2035      9,057
    5,463    Fannie Mae (+)                                5.50     11/01/2037      5,850
      459    Fannie Mae (+)                                6.00      2/01/2017        497
   10,367    Fannie Mae (+)                                6.00      5/01/2038     11,173
      401    Fannie Mae (+)                                6.50     10/01/2016        434
    2,719    Fannie Mae (+)                                6.50     12/01/2016      2,949
    1,760    Freddie Mac (+)                               5.00      1/01/2021      1,882
    5,361    Freddie Mac (+)                               5.50     12/01/2035      5,758
                                                                                 --------
                                                                                  564,123
                                                                                 --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)
    9,177    Government National Mortgage Assn. I          5.50      3/16/2032      9,628
                                                                                 --------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (4.7%)
    5,000    Bank of America Corp., FDIC TLGP              0.74(d)   6/22/2012      5,028
    5,000    JPMorgan Chase & Co., FDIC TLGP               0.79(d)  12/26/2012      5,040
    5,000    JPMorgan Chase & Co., FDIC TLGP               0.92(d)   6/22/2012      5,042
    4,000    MetLife, Inc., FDIC TLGP                      0.85(d)   6/29/2012      4,034
    5,000    State Street Corp., FDIC TLGP                 0.74(d)   9/15/2011      5,015
    5,000    Union Bank N.A., FDIC TLGP                    0.74(d)   3/16/2012      5,032
                                                                                 --------
                                                                                   29,191
                                                                                 --------
             Total U.S. Government Agency Issues (cost: $566,510)                 602,942
                                                                                 --------
             MONEY MARKET INSTRUMENTS (4.5%)

             REPURCHASE AGREEMENTS (4.5%)
   28,049    Credit Suisse First Boston, LLC, 0.24%, acquired on 8/31/2010 and due on 9/01/2010 at $28,049 (collateralized by $75 of
               Government National Mortgage Assn. I (a), 4.00%, due
               5/15/2024; $26,487 of Government National Mortgage Assn. II (a),
               4.00%-6.00%, due 7/20/2025-6/20/2038; market value $28,619)
               (cost: $28,049)                                                     28,049
                                                                                 --------

             TOTAL INVESTMENTS (COST: $594,559)                                  $630,991
                                                                                 ========

($ IN 000s)                                      VALUATION HIERARCHY
                                                 -------------------

                                      (LEVEL 1)
                                    QUOTED PRICES      (LEVEL 2)
                                      IN ACTIVE          OTHER          (LEVEL 3)
                                       MARKETS        SIGNIFICANT      SIGNIFICANT
                                    FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                 ASSETS           INPUTS           INPUTS           TOTAL
-----------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY ISSUES     $          --     $   602,942     $         --     $602,942
MONEY MARKET INSTRUMENTS:
  REPURCHASE AGREEMENTS                        --          28,049               --       28,049
-----------------------------------------------------------------------------------------------
Total                               $          --     $   630,991     $         --     $630,991
-----------------------------------------------------------------------------------------------

For the period ended August 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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3  | USAA GNMA Trust

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NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: GNMA Trust Shares (Fund Shares) and GNMA Trust Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods

================================================================================

4 | USAA GNMA Trust

================================================================================

determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government agency issues valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

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5  | USAA GNMA Trust

================================================================================

not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of August 31, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,127; none of which were when-issued securities.

E. As of August 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2010, were $36,432,000 and $0, respectively, resulting in net unrealized appreciation of $36,432,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $624,949,000 at August 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated above with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury place FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(b) At August 31, 2010, the aggregate market value of securities purchased on a when-issued basis was $4,127,000.
(c) At August 31, 2010, a portion of this security was segregated to cover delayed-delivery and/or when-issued purchases.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2010.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

FDIC    The FDIC Temporary Liquidity Guarantee Program provides a guarantee of
TLGP payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

================================================================================

                                          Notes to Portfolio of Investments |  6

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    10/27/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/29/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.